Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012 week	Oct. 29, 2011 week	Oct. 27, 2012 week	Oct. 29, 2011 week	Jan. 28, 2012 item	Jan. 28, 2012 week	Jan. 29, 2011 item	Jan. 30, 2010 item
Summary of Significant Accounting Policies
Minimum number of weeks in a fiscal year			52
Maximum number of weeks in a fiscal year			53
Number of weeks in a fiscal year			53		52	52	52	52
Number of weeks in a fiscal quarter	13	13
Number of weeks in a fiscal half year			39	39